UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number     811-21259
                                                ----------------------

                    GMAM Absolute Return Strategies Fund, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
          ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                          ---------------

                        Date of fiscal year end March 31
                                               ---------

             Date of reporting period: July 1, 2003 - June 30, 2004
                                      -----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss. ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004


[LOGO OMITTED](sm) PFPC
A member of The PNC Financial Services Group

FORM N-PX SPREADSHEET*

REGISTRANT NAME: GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
                ------------------------------------------
INVESTMENT COMPANY ACT FILE NUMBER: 811-21259
                                   ----------
REPORTING PERIOD: 07/01/2003 - 06/30/2004
                 ------------------------
REGISTRANT  ADDRESS: 767 FIFTH AVENUE, 15TH FLOOR, NEW YORK, NY 10153
                    -------------------------------------------------
NAME OF SERIES (AS APPLICABLE):
                               --------------------------------------

------------------------------------------------------------------------------------------------------------------------


 ISSUER OF   EXCHANGE                                                                    WHO PROPOSED        WHETHER
 PORTFOLIO    TICKER    CUSIP #   SHAREHOLDER        SUMMARY OF MATTER VOTED ON         MATTER: ISSUER      FUND CAST
 SECURITY     SYMBOL              MEETING DATE                                          / SHAREHOLDER        VOTE ON
                                                                                                              MATTER


------------------------------------------------------------------------------------------------------------------------
Zaxis         N/A          N/A     31-Jul-03  For the consideration and                     Issuer              Yes
Offshore                                      approval of all audited financial
Limited                                       statements of the Company for the
                                              fiscal years ended December 31,
                                              2000 through December 31, 2002
------------------------------------------------------------------------------------------------------------------------
Zaxis         N/A          N/A     31-Jul-03  For the re-appointment of Ernst &             Issuer              Yes
Offshore                                      Young as Independent Auditor to
Limited                                       audit the books and accounts for the
                                              fiscal year ending December 31, 2002
                                              and December 31, 2003
------------------------------------------------------------------------------------------------------------------------
Zaxis         N/A          N/A     31-Jul-03  To re - elect InterCaribbean Services         Issuer              Yes
Offshore                                      Ltd. as Director of the Company and
Limited                                       to ratify the acts of the Director from
                                              the period of their respective
                                              appointment until the date of this
                                              annual general meeting
------------------------------------------------------------------------------------------------------------------------
Rosehill      N/A          N/A     12-Dec-03  For the consideration and approval of         Issuer              Yes
Japan Fund,                                   all audited financial statements of the
Ltd.                                          Company for the fiscal year ended
                                              December 31, 2002 and to
                                              discharge the Directors
                                              of the Company for their
                                              conduct of the Company's
                                              affairs during said
                                              fiscal year
------------------------------------------------------------------------------------------------------------------------
Rosehill      N/A          N/A     12-Dec-03  To approve the re-appointment of              Issuer              Yes
Japan Fund,                                   Grant Thornton Arthur Morris & Co.
Ltd.                                          as independent auditor of the
                                              Company to audit the books and
                                              accounts for the fiscal year ending
                                              December 31, 2003
------------------------------------------------------------------------------------------------------------------------
Rosehill      N/A          N/A     12-Dec-03  To confirm the continuation in                Issuer              Yes
Japan Fund,                                   office of InterCaribbean Services
Ltd.                                          Ltd. As Director of the Company
                                              and to ratify the acts of said
                                              Director from the date of the last
                                              Annual General Meeting of
                                              Shareholder until the date of this
                                              meeting
------------------------------------------------------------------------------------------------------------------------
Artis         N/A          N/A     5/21/2004  THAT the rights attaching to the              Issuer              Yes
Technology                                    Class A Redeemable Shares of the
Partners                                      Company be and are hereby modified in
LTD.                                          accordance with the terms of the
                                              revised Articles of Association of the
                                              Company (the "Revised Articles"), a
                                              copy of which was presented at the
                                              meeting and is initiated by the
                                              Chairman for identification.
------------------------------------------------------------------------------------------------------------------------

*Complete for each series of the Registrant, as applicable.

-----------------------------------------------------
                FUND'S VOTE FOR
                   OR AGAINST
 ISSUER OF        PROPOSAL, OR       WHETHER VOTE
 PORTFOLIO      ABSTAIN; FOR OR       WAS FOR OR
 SECURITY           WITHHOLD            AGAINST
                   REGARDING          MANAGEMENT
                  ELECTION OF
                   DIRECTORS
-----------------------------------------------------
Zaxis                For               For
Offshore
Limited


-----------------------------------------------------
Zaxis                For               For
Offshore
Limited


-----------------------------------------------------
Zaxis                For               For
Offshore
Limited



-----------------------------------------------------
Rosehill             For               For
Japan Fund,
Ltd.






-----------------------------------------------------
Rosehill             For               For
Japan Fund,
Ltd.



-----------------------------------------------------
Rosehill             For               For
Japan Fund,
Ltd.





-----------------------------------------------------
Artis                For               For
Technology
Partners
LTD.





-----------------------------------------------------

*Complete for each series of the Registrant, as applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant     GMAM Absolute Return Strategies Fund, LLC
          ---------------------------------------------------------------




By (Signature and Title)*    /s/ W. Allen Reed
                         ------------------------------------------------
                                      W. Allen Reed, President
                                      Principal Executive Officer)


Date     August 13, 2004
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*Print the name and title of each signing officer under his or her signature.